DELAWARE VIP® TRUST

Delaware VIP® Diversified Income Series (the "Series")

Supplement to the Series' Statement of Additional Information
dated April 30, 2018

Effective the date of this supplement, the following replaces the information in the section entitled "Portfolio Managers – Delaware Management Company – Other Accounts Managed":
Delaware Management Company
Other Accounts Managed
The following chart lists certain information about types of other accounts for which each portfolio manager is primarily responsible as of Dec. 31, 2017 unless otherwise noted. Any accounts managed in a personal capacity appear under "Other Accounts" along with the other accounts managed on a professional basis. The personal account information is current as of Dec. 31, 2017.

	No. of Accounts	Total Assets Managed	No. of Accounts with Performance Based-Fees	Total Assets in Accounts with Performance- Based Fees
Christopher S. Adams
Registered Investment Companies	4	$4.2 billion	0	$0
Other Pooled Investment Vehicles	1	$13.7 million	0	$0
Other Accounts	23	$1.2 billion	1	$45.6 million
Damon J. Andres
Registered Investment Companies	9	$2.0 billion	0	$0
Other Pooled Investment Vehicles	2	$74.4 million	0	$0
Other Accounts	3	$287.2 million	0	$0
Kristen E. Bartholdson
Registered Investment Companies	9	$15.7 million	0	$0
Other Pooled Investment Vehicles	4	$1.0 billion	0	$0
Other Accounts	31	$6.2 billion	1	$1.7 billion
Christopher S. Beck
Registered Investment Companies	5	$7.0 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	5	$389.9 million	0	$0
Adam H. Brown
Registered Investment Companies	14	$17.6 million	0	$0
Other Pooled Investment Vehicles	3	$320.7 million	0	$0
Other Accounts	3	$853.7 million	0	$0
Stephen G. Catricks
Registered Investment Companies	5	$7.0 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	3	$228.3 million	0	$0

Liu-Er Chen
Registered Investment Companies	8	$7.1 billion	0	$0
Other Pooled Investment Vehicles	5	$925.1 million	0	$0
Other Accounts	3	$926.1 million	1	$343.3 million
Craig C. Dembek
Registered Investment Companies	9	$3.1 billion	0	$0
Other Pooled Investment Vehicles	2	$118.4 billion	2	$118.4 billion
Other Accounts	0	$0	0	$0
Roger A. Early
Registered Investment Companies	13	$20.8 billion	0	$0
Other Pooled Investment Vehicles	4	$679.2 million	0	$0
Other Accounts	46	$6.9 billion	0	$0
Edward A. Gray
Registered Investment Companies	4	$687.4 million	0	$0
Other Pooled Investment Vehicles	3	$55.1 million	0	$0
Other Accounts	4	$811.6 million	0	$0
Paul Grillo
Registered Investment Companies	11	$18.9 billion	0	$0
Other Pooled Investment Vehicles	8	$1.2 billion	0	$0
Other Accounts	5	$760.9 million	0	$0
Scott P. Hastings
Registered Investment Companies	5	$718.1 million	0	$0
Other Pooled Investment Vehicles	3	$172.7 million	2	$118.4 million
Other Accounts	3	$287.2 million	0	$0
J. David Hillmeyer
Registered Investment Companies	10	$18.3 billion	0	$0
Other Pooled Investment Vehicles	4	$576.0 million	0	$0
Other Accounts	11	$4.2 billion	1	$1.7 billion
Nikhil G. Lalvani
Registered Investment Companies	9	$15.7 billion	0	$0
Other Pooled Investment Vehicles	4	$1.0 billion	0	$0
Other Accounts	31	$6.2 billion	1	$1.7 billion
Kent P. Madden
Registered Investment Companies	5	$7.0 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	3	$228.3 million	0	$0
Paul A. Matlack
Registered Investment Companies	10	$3.1 billion	0	$0
Other Pooled Investment Vehicles	2	$355.6 million	0	$0
Other Accounts	1	$106.6 million	0	$0

John P. McCarthy
Registered Investment Companies	15	$19.3 billion	0	$0
Other Pooled Investment Vehicles	2	$318.6 million	0	$0
Other Accounts	3	$853.7 million	0	$0
Brian C. McDonnell
Registered Investment Companies	7	$11.8 billion	0	$0
Other Pooled Investment Vehicles	11	$1.2 billion	0	$0
Other Accounts	56	$5.8 billion	0	$0
Kelly A. McKee
Registered Investment Companies	5	$7.0 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	3	$228.3 million	0	$0
Francis X. Morris
Registered Investment Companies	9	$3.5 billion	0	$0
Other Pooled Investment Vehicles	1	$15.7 million	0	$0
Other Accounts	19	$955.2 million	1	$39.6 million
Michael S. Morris
Registered Investment Companies	4	$4.2 billion	0	$0
Other Pooled Investment Vehicles	1	$13.7 million	0	$0
Other Accounts	23	$955.2 million	1	$45.6 million
D. Tysen Nutt Jr.
Registered Investment Companies	10	$16.0 billion	0	$0
Other Pooled Investment Vehicles	5	$1.1 billion	0	$0
Other Accounts	31	$6.2 billion	1	$1.7 billion
Donald G. Padilla
Registered Investment Companies	4	$4.2 billion	0	$0
Other Pooled Investment Vehicles	1	$13.7 million	0	$0
Other Accounts	23	$1.2 billion	1	$45.6 million
David E. Reidinger
Registered Investment Companies	4	$4.2 billion	0	$0
Other Pooled Investment Vehicles	1	$13.7 million	0	$0
Other Accounts	23	$1.2 billion	1	$45.6 million
Robert A. Vogel, Jr.
Registered Investment Companies	9	$15.7 billion	0	$0
Other Pooled Investment Vehicles	4	$1.0 billion	0	$0
Other Accounts	31	$6.2 billion	1	$1.7 billion
Babak Zenouzi
Registered Investment Companies	11	$2.4 billion	0	$0
Other Pooled Investment Vehicles	4	$192.8 million	2	$118.4 million
Other Accounts	3	$287.2 million	0	$0

Effective the date of this supplement, the following replaces the information in the second paragraph of the section entitled "Portfolio Managers – Delaware Management Company – Description of Material Conflicts of Interest":

Six of the accounts managed by the portfolio managers as set forth in the table above have performance-based fees. This compensation structure presents a potential conflict of interest because the portfolio managers have an incentive to manage these accounts so as to enhance performance, to the possible detriment of other accounts for which the Manager does not receive a performance-based fee. A portfolio manager's management of personal accounts also may present certain conflicts of interest. While the Manager's Code of Ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

Please keep this Supplement for future reference.

This Supplement is dated January 23, 2019.